Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax provision from continuing operations
The income tax provision from continuing operations consisted of the following amounts:

	Year Ended December 31,
(In millions, except effective income tax rate)	2019	2018	2017
Current
State	$2	$6	$19
Foreign	4	—	—
Total — current	6	6	19
Deferred
U.S. Federal	(3,000)	(16)	(60)
State	(340)	16	(5)
Foreign	—	1	2
Total — deferred	(3,340)	1	(63)
Total income tax (benefit)/expense	$(3,334)	$7	$(44)
Effective income tax rate	(424.2)%	1.5%	3.2%

Domestic and foreign components of income/(loss) before income tax (benefit)/expense
The following represented the domestic and foreign components of income/(loss) from continuing operations before income taxes:

	Year Ended December 31,
(In millions)	2019	2018	2017
U.S.	$771	$468	$(1,406)
Foreign	15	(1)	17
Total	$786	$467	$(1,389)

Reconciliation of the U.S. federal statutory rate to NRG's effective rate
Reconciliations of the U.S. federal statutory tax rate to NRG's effective tax rate were as follows:

	Year Ended December 31,
(In millions, except effective income tax rate)	2019	2018	2017
Income/(loss) from continuing operations before income taxes	$786	$467	$(1,389)
Tax at federal statutory tax rate	165	98	(486)
State taxes	13	18	19
Foreign operations	—	—	2
Permanent differences	(9)	7	—
Valuation allowance - current period activities	(3,492)	(106)	455
Book goodwill impairment	—	—	30
Deferred impact of state tax rate changes	12	—	—
Production tax credits ("PTC")	—	(7)	(8)
Recognition of uncertain tax benefits	(10)	1	(5)
Alternative minimum tax ("AMT") refundable credit	—	(4)	(64)
Tax Act - corporate income tax rate change	—	—	665
Valuation allowance due to corporate income tax rate change	—	—	(660)
Other	(13)	—	8
Income tax (benefit)/expense	$(3,334)	$7	$(44)
Effective income tax rate	(424.2)%	1.5%	3.2%

Company's deferred tax assets and liabilities
The temporary differences, which gave rise to the Company's deferred tax assets and liabilities consisted of the following:

	As of December 31,
(In millions)	2019	2018
Deferred tax assets:
Deferred compensation, accrued vacation and other reserves	$81	$134
Difference between book and tax basis of property	548	554
Goodwill	—	11
Differences between book and tax basis of contracts	—	38
Pension and other postretirement benefits	86	87
Equity compensation	11	9
Bad debt reserve	13	14
U.S. Federal net operating loss carryforwards	2,116	2,241
Foreign net operating loss carryforwards	105	63
State net operating loss carryforwards	360	379
Federal and state tax credit carryforwards	384	381
Federal benefit on state uncertain tax positions	4	6
Intangibles amortization (excluding goodwill)	—	21
Interest disallowance carryforward per §163(j) of the Tax Act	82	102
Inventory obsolescence	7	7
Other	3	—
Discontinued operations	—	17
Total deferred tax assets	3,800	4,064
Deferred tax liabilities:
Emissions allowances	19	15
Derivatives, net	27	37
Goodwill	8	—
Intangibles amortization (excluding goodwill)	15	—
Equity method investments	201	180
Convertible Debt	19	21
Other	—	1
Discontinued operations	—	36
Total deferred tax liabilities	289	290
Total deferred tax assets less deferred tax liabilities	3,511	3,774
Valuation allowance	(242)	(3,812)
Discontinued operations	—	19
Total deferred tax assets/(liabilities), net of valuation allowance	$3,269	$(19)

Summary of NRG's net deferred tax position
The following table summarizes NRG's net deferred tax position as presented in the consolidated balance sheets:

	As of December 31,
(In millions)	2019	2018
Deferred tax asset	$3,286	$46
Deferred tax liability	(17)	(65)
Net deferred tax asset/(liability)	$3,269	$(19)

Reconciliation of total amounts of uncertain tax benefits
The following table summarizes uncertain tax benefits activity:

	As of December 31,
(In millions)	2019	2018
Balance as of January 1	$26	$30
Increase due to current year positions	2	4
Settlements, payments and statute closure	(13)	(8)
Uncertain tax benefits as of December 31	$15	$26